Exceptional Items - Summary of Exceptional Items Related to the Samarco Dam Failure (Detail) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2022
Expenses excluding net finance costs:
Expenses excluding net finance costs	$ (15,429)	$ (15,742)	$ (32,371)
Profit from equity accounted investments, related impairments and expenses:
Net finance costs	(652)	(352)	(969)
Income tax benefit/(expense)	(3,055)	(4,959)	(10,737)
Total	(140)	(1,244)	(1,074)
Samarco dam failure [member]
Expenses excluding net finance costs:
Expenses excluding net finance costs	(47)	(27)	(66)
Profit from equity accounted investments, related impairments and expenses:
Samarco Germano dam decommissioning	31	49	68
Samarco dam failure provision	(13)	(539)	(663)
Fair value change on forward exchange derivatives	109	(212)	(81)
Net finance costs	(222)	(93)	(290)
Income tax benefit/(expense)	2	1	(31)
Total	$ (140)	$ (821)	$ (1,063)